Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 27,230	$ 21,397	$ 36,071
Percent of Total, Trading container sales proceeds	100.00%	100.00%	100.00%
Percent of Total, Gain on sale of containers, net	100.00%	100.00%	100.00%
Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 31,941	$ 58,734	$ 19,568
Asia
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 13,082	$ 7,714	$ 18,593
Percent of Total, Trading container sales proceeds	46.60%	67.30%	67.00%
Percent of Total, Gain on sale of containers, net	48.10%	36.00%	51.50%
Asia | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 14,896	$ 39,519	$ 13,117
Europe
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 5,538	$ 5,577	$ 9,622
Percent of Total, Trading container sales proceeds	12.50%	10.90%	17.80%
Percent of Total, Gain on sale of containers, net	20.30%	26.10%	26.70%
Europe | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 3,991	$ 6,411	$ 3,487
North / South America
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 8,610	$ 6,809	$ 7,043
Percent of Total, Trading container sales proceeds	40.90%	21.80%	14.80%
Percent of Total, Gain on sale of containers, net	31.60%	31.80%	19.50%
North / South America | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 13,045	$ 12,788	$ 2,893
Bermuda
Segment Reporting Information [Line Items]
Percent of Total, Gain on sale of containers, net		0.00%
All other international
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net		$ 1,297	$ 813
Percent of Total, Trading container sales proceeds	0.00%	0.00%	0.40%
Percent of Total, Gain on sale of containers, net		6.10%	2.30%
All other international | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 9	$ 16	$ 71